Document And Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document Information [Line Items]
Entity Registrant Name	Medicenna Therapeutics Corp.
Entity Central Index Key	0001807983
Trading Symbol	mdna
Current Fiscal Year End Date	--03-31
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Interactive Data Current	Yes
Entity Common Stock, Shares Outstanding (in shares)	53,547,709
Document Type	40-F
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Title of 12(b) Security	Common shares